Annual Fund Operating Expenses - Nationwide Core Plus Bond Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.83%
Class R6 Shares
Operating Expenses:
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.49%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.56%